Cost of services	12 Months Ended
Dec. 31, 2021
Cost of services
Cost of services

6       Cost of services

	2021	2020	2019
Salaries and social security contributions (**)	(141,011)	(124,412)	(191,030)
Concession fees (***)	(94,535)	(76,201)	(163,919)
Construction services cost	(77,453)	(124,438)	(347,998)
Maintenance expenses	(83,905)	(82,095)	(128,858)
Amortization and depreciation (****)	(135,125)	(173,968)	(152,512)
Services and fees	(44,832)	(40,458)	(65,488)
Cost of fuel	(24,884)	(13,076)	(43,540)
Taxes (*)	(2,932)	(5,881)	(17,011)
Office expenses	(5,208)	(3,717)	(14,102)
Provision for maintenance costs	(4,706)	(1,813)	(2,174)
Others	(7,790)	(7,524)	(11,793)
	(622,381)	(653,583)	(1,138,425)

(*) Mainly includes tax from turnover and municipal taxes.

(**) At the year-end, the number of employees was 5.8 thousand in 2021, 5.8 thousand in 2020 and 6.3 thousand in 2019.

(***) Includes depreciation for fixed concession assets fee, as shown in Note 12, of USD 16,502 for the year ended December 31, 2021 (USD 16,870 and USD 19,742 for the year ended December 31, 2020 and 2019 respectively).

(****) Includes depreciation of leases of USD 3,185 for the year ended December 31, 2021 (USD 2,540 and USD 2,756 for the year ended December 31, 2020 and 2019 respectively).